Debt (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Outstanding Balances
The table below summarizes the outstanding balances recorded for the Notes (in thousands):

	December 31,
	2020	2019
2017 Notes Principal Outstanding	$—	$5,304
Unamortized discount (2017 Notes)	—	(56)
2018 Notes	—	2,707
Unamortized discount (2018 Notes)	—	(81)
Net carrying amount	—	7,874
Less: current portion	—	6,459
Non-current portion	$—	$1,415
The following table summarizes the outstanding balances recorded for other debt (in thousands):

	December 31,
	2020	2019
Vehicle loan	$52	$45
Additional Equipment Loan	349	146
Total	401	191
Less: current portion	99	51
Non-current portion	$302	$140

Schedule of Principal Maturity for Long-Term Debt Outstanding
Following is the principal maturity schedule for long-term debt outstanding as of December 31, 2020 (in thousands):

Amount
2021	$99
2022	101
2023	91
2024	58
2025	52
Total	401
Less unamortized debt cost	—
Long-term debt	$401